Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Text Block 1 [Abstract]
Cost of inventories recognised as expense	$ 2,545	$ 1,455
Inventory write down	1	2
Finance leases related to inventory	$ 5	$ 75